RISK MANAGEMENT - Probability of default analysis (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	$ 32,154,604	$ 30,925,681
Commercial loans
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	91,306,719	92,550,025
Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	59,587,929	55,200,581
Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	18,661,389	17,279,362
Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	410,320	425,697
Financial leasing
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	12,161,757	11,426,176
0% - 7.5% | Commercial loans
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	82,405,576	83,453,861
0% - 7.5% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	46,013,606	43,394,537
0% - 7.5% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	16,822,632	15,724,050
0% - 7.5% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	123,750	212,905
0% - 7.5% | Financial leasing
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	10,614,245	10,032,906
7.5% - 15% | Commercial loans
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,223,562	1,038,062
7.5% - 15% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	6,748,025	5,145,153
7.5% - 15% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	299,185	233,144
7.5% - 15% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	142,955	68,568
7.5% - 15% | Financial leasing
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	232,109	187,282
15% - 22.5% | Commercial loans
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	222,594	233,759
15% - 22.5% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	787,329	1,271,898
15% - 22.5% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	250,701	200,341
15% - 22.5% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	29,829	36,019
15% - 22.5% | Financial leasing
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	52,506	36,988
22.5% - 30% | Commercial loans
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	131,919	178,508
22.5% - 30% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	472,677	571,943
22.5% - 30% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	166,526	145,263
22.5% - 30% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	4,878	838
22.5% - 30% | Financial leasing
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	31,635	24,297
30% - 45% | Commercial loans
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	958,124	686,142
30% - 45% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,028,226	1,099,579
30% - 45% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	263,484	273,851
30% - 45% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	20,833	20,360
30% - 45% | Financial leasing
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	115,720	139,113
45% - 60% | Commercial loans
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	472,593	237,301
45% - 60% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	753,117	616,680
45% - 60% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	184,511	175,575
45% - 60% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	9,607	8,648
45% - 60% | Financial leasing
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	63,029	33,132
60% - 90% | Commercial loans
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	49,474	95,958
60% - 90% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,698,713	1,144,860
60% - 90% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	120,420	138,297
60% - 90% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	22,871	22,744
60% - 90% | Financial leasing
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	4,214	9,506
> 90% | Commercial loans
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	5,842,877	6,626,434
> 90% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2,086,236	1,955,931
> 90% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	553,930	388,841
> 90% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	55,597	55,615
> 90% | Financial leasing
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,048,299	962,952
12-month ECL | Commercial loans
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	83,075,132	84,218,469
12-month ECL | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	53,321,328	48,625,173
12-month ECL | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	16,812,000	15,566,058
12-month ECL | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	329,922	344,722
12-month ECL | Financial leasing
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	10,668,306	10,132,370
12-month ECL | 0% - 7.5% | Commercial loans
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	82,094,981	83,210,772
12-month ECL | 0% - 7.5% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	45,471,761	42,839,139
12-month ECL | 0% - 7.5% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	16,666,766	15,521,416
12-month ECL | 0% - 7.5% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	123,733	212,882
12-month ECL | 0% - 7.5% | Financial leasing
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	10,516,783	9,977,306
12-month ECL | 7.5% - 15% | Commercial loans
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	855,476	865,784
12-month ECL | 7.5% - 15% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	6,436,998	4,692,330
12-month ECL | 7.5% - 15% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	116,157	32,076
12-month ECL | 7.5% - 15% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	142,921	68,503
12-month ECL | 7.5% - 15% | Financial leasing
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	149,809	135,444
12-month ECL | 15% - 22.5% | Commercial loans
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	44,548	52,906
12-month ECL | 15% - 22.5% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	469,685	815,373
12-month ECL | 15% - 22.5% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	16,035	6,950
12-month ECL | 15% - 22.5% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	29,829	35,880
12-month ECL | 15% - 22.5% | Financial leasing
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,177	4,802
12-month ECL | 22.5% - 30% | Commercial loans
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	45,596	47,739
12-month ECL | 22.5% - 30% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	138,510	179,065
12-month ECL | 22.5% - 30% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	4,187	1,941
12-month ECL | 22.5% - 30% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	4,174	10
12-month ECL | 22.5% - 30% | Financial leasing
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	16	10,000
12-month ECL | 30% - 45% | Commercial loans
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	30,026	20,889
12-month ECL | 30% - 45% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	378,371	91,846
12-month ECL | 30% - 45% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	8,606	1,710
12-month ECL | 30% - 45% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	20,263	19,413
12-month ECL | 30% - 45% | Financial leasing
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	297	1,446
12-month ECL | 45% - 60% | Commercial loans
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,437	2,448
12-month ECL | 45% - 60% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	3,457	4,378
12-month ECL | 45% - 60% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	171	121
12-month ECL | 45% - 60% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	8,666	7,737
12-month ECL | 45% - 60% | Financial leasing
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	72	2,590
12-month ECL | 60% - 90% | Commercial loans
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,495	1,117
12-month ECL | 60% - 90% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	422,442	2,587
12-month ECL | 60% - 90% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	65	150
12-month ECL | 60% - 90% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	336	297
12-month ECL | 60% - 90% | Financial leasing
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	152	459
12-month ECL | > 90% | Commercial loans
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,573	16,814
12-month ECL | > 90% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	104	455
12-month ECL | > 90% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	13	1,694
12-month ECL | > 90% | Financial leasing
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position		323
Not credit-impaired | Lifetime ECL | Commercial loans
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2,392,259	1,663,612
Not credit-impaired | Lifetime ECL | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	3,893,548	4,366,464
Not credit-impaired | Lifetime ECL | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,299,159	1,335,741
Not credit-impaired | Lifetime ECL | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	24,801	25,374
Not credit-impaired | Lifetime ECL | Financial leasing
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	447,040	329,946
Not credit-impaired | Lifetime ECL | 0% - 7.5% | Commercial loans
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	310,595	243,089
Not credit-impaired | Lifetime ECL | 0% - 7.5% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	541,845	555,398
Not credit-impaired | Lifetime ECL | 0% - 7.5% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	155,866	202,634
Not credit-impaired | Lifetime ECL | 0% - 7.5% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	17	23
Not credit-impaired | Lifetime ECL | 0% - 7.5% | Financial leasing
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	97,462	55,600
Not credit-impaired | Lifetime ECL | 7.5% - 15% | Commercial loans
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	368,086	172,278
Not credit-impaired | Lifetime ECL | 7.5% - 15% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	311,027	452,823
Not credit-impaired | Lifetime ECL | 7.5% - 15% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	183,028	201,068
Not credit-impaired | Lifetime ECL | 7.5% - 15% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	34	65
Not credit-impaired | Lifetime ECL | 7.5% - 15% | Financial leasing
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	82,300	51,838
Not credit-impaired | Lifetime ECL | 15% - 22.5% | Commercial loans
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	178,046	180,853
Not credit-impaired | Lifetime ECL | 15% - 22.5% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	317,644	456,525
Not credit-impaired | Lifetime ECL | 15% - 22.5% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	234,666	193,391
Not credit-impaired | Lifetime ECL | 15% - 22.5% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position		139
Not credit-impaired | Lifetime ECL | 15% - 22.5% | Financial leasing
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	51,329	32,186
Not credit-impaired | Lifetime ECL | 22.5% - 30% | Commercial loans
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	86,323	130,769
Not credit-impaired | Lifetime ECL | 22.5% - 30% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	334,167	392,878
Not credit-impaired | Lifetime ECL | 22.5% - 30% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	162,339	143,322
Not credit-impaired | Lifetime ECL | 22.5% - 30% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	704	828
Not credit-impaired | Lifetime ECL | 22.5% - 30% | Financial leasing
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	31,619	14,297
Not credit-impaired | Lifetime ECL | 30% - 45% | Commercial loans
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	928,098	665,253
Not credit-impaired | Lifetime ECL | 30% - 45% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	649,855	946,658
Not credit-impaired | Lifetime ECL | 30% - 45% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	254,878	272,141
Not credit-impaired | Lifetime ECL | 30% - 45% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	570	947
Not credit-impaired | Lifetime ECL | 30% - 45% | Financial leasing
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	115,423	137,667
Not credit-impaired | Lifetime ECL | 45% - 60% | Commercial loans
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	471,156	234,853
Not credit-impaired | Lifetime ECL | 45% - 60% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	603,034	521,213
Not credit-impaired | Lifetime ECL | 45% - 60% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	184,340	175,454
Not credit-impaired | Lifetime ECL | 45% - 60% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	941	911
Not credit-impaired | Lifetime ECL | 45% - 60% | Financial leasing
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	62,957	30,542
Not credit-impaired | Lifetime ECL | 60% - 90% | Commercial loans
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	47,979	27,679
Not credit-impaired | Lifetime ECL | 60% - 90% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,065,686	964,704
Not credit-impaired | Lifetime ECL | 60% - 90% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	120,355	138,147
Not credit-impaired | Lifetime ECL | 60% - 90% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	22,535	22,447
Not credit-impaired | Lifetime ECL | 60% - 90% | Financial leasing
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	4,062	7,634
Not credit-impaired | Lifetime ECL | > 90% | Commercial loans
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,976	8,838
Not credit-impaired | Lifetime ECL | > 90% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	70,290	76,265
Not credit-impaired | Lifetime ECL | > 90% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	3,687	9,584
Not credit-impaired | Lifetime ECL | > 90% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position		14
Not credit-impaired | Lifetime ECL | > 90% | Financial leasing
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,888	182
Credit-impaired | Lifetime ECL | Commercial loans
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	5,839,328	6,667,944
Credit-impaired | Lifetime ECL | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2,373,053	2,208,944
Credit-impaired | Lifetime ECL | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	550,230	377,563
Credit-impaired | Lifetime ECL | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	55,597	55,601
Credit-impaired | Lifetime ECL | Financial leasing
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,046,411	963,860
Credit-impaired | Lifetime ECL | 30% - 45% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position		61,075
Credit-impaired | Lifetime ECL | 45% - 60% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	146,626	91,089
Credit-impaired | Lifetime ECL | 60% - 90% | Commercial loans
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position		67,162
Credit-impaired | Lifetime ECL | 60% - 90% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	210,585	177,569
Credit-impaired | Lifetime ECL | 60% - 90% | Financial leasing
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position		1,413
Credit-impaired | Lifetime ECL | > 90% | Commercial loans
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	5,839,328	6,600,782
Credit-impaired | Lifetime ECL | > 90% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2,015,842	1,879,211
Credit-impaired | Lifetime ECL | > 90% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	550,230	377,563
Credit-impaired | Lifetime ECL | > 90% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	55,597	55,601
Credit-impaired | Lifetime ECL | > 90% | Financial leasing
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	$ 1,046,411	$ 962,447